Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXATION

12. TAXATION

Enterprise income tax

Under the current laws of the Cayman Islands, the Company and certain subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains.

The Group’s PRC entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Chindata (Hebei) Co., Ltd. being qualified as a High New Technology Enterprise (“HNTE”) was entitled to the preferential income tax rate of 15% for three years from 2018 to 2020. In 2021, Chindata (Hebei) Co., Ltd. submitted the HNTE renewal applications and is anticipated to obtain the renewed HNTE certificate and enjoy the preferential income tax rate of 15% for three years from 2021 to 2023. Datong Qinhuai Data Co., Ltd. has passed HNTE qualification assessment and is anticipated to be recognized as a HNTE in year 2021, which can be entitled to the preferential income tax rate of 15% for three years from 2021 to 2023.

Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s Malaysian subsidiaries subject to income tax at the statutory rate of 24% in accordance with Malaysia corporate income tax laws and regulations.

(Loss) income before income taxes consists of:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	77,079	102,329	677,544	106,321
Non-PRC	(248,522)	(318,335)	(206,708)	(32,437)
	(171,443)	(216,006)	470,836	73,884

The current and deferred components of income tax (benefit) expense appearing in the consolidated statements of comprehensive (loss) income are as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax expense	631	59,964	147,818	23,196
Deferred income tax (benefit) expense	(2,373)	7,375	6,598	1,035
	(1,742)	67,339	154,416	24,231

12. TAXATION (Continued)

A reconciliation of the differences between the PRC statutory tax rate and the Company’s effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
(Loss) income before income tax	(171,443)	(216,006)	470,836	73,884
Income tax computed at the PRC statutory tax rate of 25%	(42,861)	(54,001)	117,709	18,471
Effect of differing tax rates in different jurisdictions	23,599	35,228	24,378	3,826
Effect of PRC preferential tax rates	(3,346)	(22,350)	(30,191)	(4,738)
Research and development expense super-deduction	(4,001)	(7,557)	(12,232)	(1,919)
Effect of tax rate changes on deferred taxes	—	5,325	(6,446)	(1,012)
Non-deductible expenses and non-taxable income, net*	384	106,892	57,631	9,043
Change in valuation allowance	24,483	3,802	3,567	560
Income tax (benefit) expense	(1,742)	67,339	154,416	24,231

*	Primarily represents share-based compensation expense, other non-deductible expenses, and income from entities not subject to income tax.

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	67,873	89,147	13,989
Unabsorbed capital allowance	63,297	73,567	11,544
Depreciation and amortization expense	23,887	82,957	13,018
Operating lease	60,878	59,748	9,376
Accrued expenses and others	35,245	29,212	4,584
Less: Valuation allowance*	71,229	72,606	11,393
	179,951	262,025	41,118

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax liabilities
Property and equipment	222,489	329,917	51,771
Acquisition of intangible assets	105,805	86,283	13,540
Debt issuance cost	13,243	15,431	2,421
Operating lease	64,358	63,039	9,892
Others	9,698	7,439	1,168
	415,593	502,109	78,792
Presentation in the consolidated balance sheets:
Deferred tax assets	18,789	30,866	4,844
Deferred tax liabilities	254,431	270,950	42,518
Net deferred tax liabilities	235,642	240,084	37,674

12. TAXATION (Continued)

*

Based upon the level of historical taxable income, scheduled reversal of deferred tax liabilities and projections for future taxable income over the periods in which the deferred tax assets are realizable, management recorded full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a cumulative loss as of December 31, 2020 and 2021, except for the portion that can be realized by matching reversals of deferred tax liabilities, and/or using future taxable income.

As of December 31, 2021, the aggregate undistributed earnings from the Company’s WFOEs as well as VIEs that are available for distribution are RMB1,023,628 (US$160,630). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and will permanently reinvesting all of its aggregate undistributed earnings. Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

As of December 31, 2021, the Group had net losses of approximately RMB362,461 (US$56,878) mainly deriving from entities in the PRC and Malaysia. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period can be extended to ten years for entities that qualify as HNTE. The tax losses of entities in the PRC will begin to expire in 2023, if not utilized. The tax losses in Malaysia can be carried forward for seven years to offset future taxable profit. The tax losses of entities in Malaysia will begin to expire in 2024, if not utilized.

Unrecognized Tax Benefit

The Group evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive (loss) income. As of and for the years ended December 31, 2019 and 2020, there were no significant impact from tax uncertainties on the Group’s financial position and result of operations.

As of December 31, 2021, the Group had unrecognized tax benefits of RMB63,643 (US$9,987), of which RMB63,643 (US$9,987) is presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheet. It is possible that the amount of unrecognized benefits will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021, unrecognized tax benefits of RMB63,643 (US$9,987), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

Unrecognized tax benefits
RMB
Balance as of December 31, 2020	4,478
Increase	59,316
Decrease	(151)
Balance as of December 31, 2021	63,643
Balance as of December 31, 2021 (US$)	9,987

For the year ended December 31, 2021, the Group recorded interest expense accrued in relation to the unrecognized tax benefits of RMB2,729 (US$428) in income tax expense. Accumulated interest expense recorded in unrecognized tax benefits was RMB3,288 (US$516) as of December 31, 2021.

In general, the tax authorities have five to seven years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2016 through 2021 remain open to examination by the respective tax authorities.